INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 02, 2022
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL:
Intangible assets:

2021	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542
Additions	—	—	—	3,635	—	3,635
Disposals	—	—	—	(773)	—	(773)
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404

Accumulated amortization
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Amortization	9,944	292	2,582	5,258	—	18,076
Disposals	—	—	—	(484)	—	(484)
(Impairment reversal, net of write-downs)	(3,943)	(27,516)	—	—	—	(31,459)
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Carrying amount, January 2, 2022	$76,357	$207,045	$5,867	$17,361	$—	$306,630

2020	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324
Additions	—	—	46	3,113	—	3,159
Disposals	—	—	—	(7,941)	—	(7,941)
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542

Accumulated amortization
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Amortization	10,670	700	2,932	6,104	—	20,406
Disposals	—	—	—	(3,985)	—	(3,985)
Write-downs and impairments	29,617	43,143	—	—	—	72,760
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Carrying amount, January 3, 2021	$82,358	$179,821	$8,449	$19,273	$—	$289,901

During the year ended January 2, 2022, the Company recorded an impairment reversal, net of write-downs of $31.5 million. The impairment reversal, net of write-downs includes a $55.6 million impairment reversal relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions, partially offset by a $24.1 million write-off of certain intangible assets relating to the Company's Hosiery CGU. The write-off of intangible assets includes a write-down of $10.4 million in trademarks and $13.7 million in customer relationships, that were assessed as having no future economic benefit. These asset write-offs relate to the Company’s plan to exit its sheer panty hose, tights, leggings, ladies shapewear, intimates, and accessories products.

The carrying amount of internally-generated assets within computer software was $14.1 million as at January 2, 2022 (January 3, 2021 - $16.1 million). Included in computer software as at January 2, 2022 is $3.6 million (January 3, 2021 - $1.9 million) of assets not yet utilized in operations.
11. INTANGIBLE ASSETS AND GOODWILL (continued):

Goodwill:

	2021	2020

Balance, beginning of fiscal year	$206,636	$227,865
Goodwill acquired	77,179	—
Impairment	—	(21,229)
Balance, end of fiscal year	$283,815	$206,636

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

	January 2, 2022	January 3, 2021

Textile & Sewing:
Goodwill	$283,815	$206,636
Definite life intangible assets (excluding computer software)	23,430	27,869
Indefinite life intangible assets	93,400	93,400
	$400,645	$327,905

Hosiery:
Goodwill	$—	$—
Definite life intangible assets (excluding computer software)	58,794	63,230
Indefinite life intangible assets	113,645	86,129
	$172,439	$149,359

In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amounts of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amounts. The recoverable amounts of CGUs are based on the higher of the value in use and fair value less costs of disposal.

During the first quarter of fiscal 2020, due to the adverse impacts of the COVID-19 pandemic on global economic activity and enterprise values of companies worldwide, including its impact on the Company’s business and share price, the Company recorded an impairment charge for its hosiery CGU of $94 million, relating to goodwill and intangible assets acquired during previous sock and hosiery business acquisitions.

The Company performed its annual impairment review for goodwill and indefinite life intangible assets as at January 2, 2022. The estimated recoverable amount for the Textile & Sewing CGU exceeded its carrying amounts and as a result, there was no impairment identified. The estimated recoverable amount for the Hosiery CGU was in excess of its carrying value resulting in an impairment reversal of $55.6 million, relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions.

Recoverable amount for Textile & Sewing and Hosiery CGUs
The Company determined the recoverable amounts of the Textile & Sewing and Hosiery CGUs based on the fair value less costs of disposal method. The fair values of the Textile & Sewing and Hosiery CGUs were based on a multiple applied to adjusted EBITDA (as defined in note 25) for the next year, which takes into account financial forecasts approved by senior management. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, gross margins, and SG&A expenses in determining forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources.
11. INTANGIBLE ASSETS AND GOODWILL (continued):

Recoverability of cash-generating units (continued):
Textile & Sewing CGU
For the Textile & Sewing CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.

Hosiery CGU
Based on the results of the impairment test performed on January 2, 2022, the recoverable amount of the CGU of $544.0 million (2020 - $273.5 million) is higher than the post impairment carrying value, and as such the Company recorded an impairment reversal of $55.6 million as at January 2, 2022, relating to the following intangible assets; $37.9 million in trademark impairment reversals and $17.7 million in customer relationships impairment reversals acquired in previous business acquisitions. The events and circumstances that led to this reversal include improved margins and forecasted earnings.

The fair value of the Hosiery CGU was based on a multiple applied to the risk-adjusted forecasted adjusted EBITDA (see definition of adjusted EBITDA in note 25). The key assumptions used in the estimation of the recoverable amount for the Hosiery CGU are the risk-adjusted forecasted adjusted EBITDA for the next year and the adjusted EBITDA multiple of 10 (January 2, 2022 test) and 9 (January 3, 2021 test). The adjusted EBITDA multiple was obtained by using market comparables as a reference. The most significant assumptions that form part of the risk-adjusted forecasted adjusted EBITDA for the Hosiery CGU relate to estimated sales volumes, selling prices, input costs, and SG&A expenses. Management has identified that no reasonably possible change in forecasted adjusted EBITDA or adjusted EBITDA multiple would cause the carrying amount of the Hosiery CGU to exceed its recoverable amount as at January 2, 2022. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources.